Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and merchandise	€ 3,116	€ 2,978
Work in progress	8,020	6,504
Total	11,136	9,482
Change in inventory allowance	945	851	€ (1)
Reserve for slow-moving work in process inventory	23	29
Reserve for slow-moving raw material inventory	€ 952	€ 810